Prepaid expenses and accrued revenues (Details) - SEK SEK in Millions	Dec. 31, 2017	Dec. 31, 2016
Prepaid expenses and accrued revenues
Interest revenues accrued	SEK 2,075	SEK 2,163
Prepaid expenses and other accrued revenues	16	21
Total	SEK 2,091	SEK 2,184